Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	June 30, 2025				December 31, 2024
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Asset-backed securitization ("ABS") term notes	$1,869,435	3.95%	February 2028	March 2035	$3,032,700
Asset-backed securitization warehouse	260,000	5.90%	January 2031	January 2031	60,000
Total secured debt financings	2,129,435				3,092,700
Unsecured Debt Financings
Senior notes	1,800,000	2.82%	April 2026	March 2032	1,800,000
Credit facility:
Revolving credit tranche	1,145,000	5.75%	July 2029	July 2029	1,085,000
Term loan tranche	1,610,000	5.75%	July 2029	July 2029	1,680,000
Total unsecured debt financings	4,555,000				4,565,000
Total debt financings	$6,684,435				$7,657,700
Unamortized debt costs	(38,976)				(48,743)
Unamortized debt premium & discounts	(2,428)				(3,237)
Debt, net of unamortized costs	$6,643,031				$7,605,720
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of June 30, 2025:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$3,669,435	3.40%	Apr 2026	Mar 2035	4.3 years
Floating-rate debt	$3,015,000	5.76%	Jul 2029	Jan 2031	3.8 years

Including impact of derivative instruments:
Fixed-rate debt	$3,669,435	3.40%
Hedged floating rate debt	1,652,500	3.74%
Total fixed and hedged floating-rate debt	5,321,935	3.50%
Unhedged floating rate debt	1,362,500	5.76%
Total debt financings	$6,684,435	3.97%